ACCRUED EXPENSES (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
ACCRUED EXPENSES [Abstract]
Accrued voyage expenses	$ 805	$ 2,811
Accrued loan interest	9,627	9,184
Accrued legal and professional fees	506	956
Total accrued expenses	$ 10,938	$ 12,951